6. FIXED ASSETS (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Machinery and equipment (2-10 years)	$ 412,238	$ 332,306
Leasehold improvements (2-3 years)	3,612	276,112
Furniture and fixtures (2-3 years)	58,051	58,051
Software and websites (3- 7 years)	35,830	35,830
Less: accumulated depreciation	(379,259)	(532,966)
Property and equipment, net	$ 130,472	$ 169,333